Restructuring, Impairment and Plant Closing and Transition Costs	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Restructuring, Impairment and Plant Closing and Transition Costs
Note 13. Restructuring, Impairment and Plant Closing and Transition Costs
Venator has initiated various restructuring programs in an effort to reduce operating costs and maximize operating efficiency.

Restructuring Activities

Company-wide Restructuring

In December 2020, we implemented a plan to decommission certain existing equipment in a section of our Duisburg, Germany Titanium Dioxide manufacturing site. As part of the program, we recorded cash restructuring expense of $10 million for the year ended December 31, 2021, all of which is related to employee benefits. We recorded restructuring expense of $30 million for the year ended December 31, 2020, of which $20 million was accelerated depreciation and $10 million related to employee benefits. 2020 restructuring expense consisted of $10 million of cash expenses and $20 million of non-cash expense.

We expect to incur additional charges of approximately $5 million through the end of 2023, all of which relates to employee costs. $3 million of these future costs relate to the Titanium Dioxide segment and $2 million relate to the Performance Additives segment.

Titanium Dioxide Segment

In July 2016, we implemented a plan to close our Umbogintwini, South Africa Titanium Dioxide manufacturing facility. As part of the program, we recorded restructuring expense of nil, $1 million and $1 million for the years ended December 31, 2021, 2020 and 2019, respectively, all of which related to plant shutdown costs. In connection with this plan, in August 2020 we sold the Umbogintwini facility. Accordingly, during the third quarter of 2020 we received proceeds of $6 million related to this sale and recognized a corresponding gain on disposal of assets of $6 million. This gain is recorded in the Other operating expense, net in our consolidated statements of operations.

In March 2017, we implemented a plan to close the white end finishing and packaging operation of our Titanium Dioxide manufacturing facility at our Calais, France site. The announced plan follows the 2015 closure of the black-end manufacturing operations and resulted in the closure of the entire facility. As part of the program, we recorded restructuring and plant closure expense of $9 million, $5 million and $8 million for the years ended December 31, 2021, 2020 and 2019, respectively, all of which related to plant shutdown costs. $5 million of the plant shutdown costs recorded in 2021 were non-restructuring plant closure costs. We expect to incur additional cash plant shutdown costs of approximately $10 million through 2023.

In September 2018, we implemented a plan to close our Pori, Finland Titanium Dioxide manufacturing facility. We recorded approximately $49 million of restructuring expense and plant closing costs the year ended December 31, 2021, of which approximately $12 million was restructuring expense related to the plan and $37 million was non-restructuring plant shutdown expenses. Restructuring expense consists of $5 million related to accelerated depreciation, $5 million related to plant shutdown costs, and $2 million related to employee benefits. This restructuring expense consists of $7 million of cash expense and a net noncash expense of $5 million. Non-restructuring plant closing costs consist of $14 million recorded as accrued liabilities and $23 million are recorded as other non-current liabilities on our consolidated balance sheet as of December 31, 2021.

We recorded restructuring expense related to our Pori facility of $19 million for the year ended December 31, 2020, of which $12 million was related to accelerated depreciation, $5 million was related to plant shutdown costs, and $2 million was related to employee benefits. This restructuring expense consisted of $7 million of cash expense and a net noncash expense of $12 million.

We recorded restructuring expense related to our Pori facility of $17 million for the year ended December 31, 2019, of which $20 million was related to accelerated depreciation, $6 million was related to plant shutdown costs, and $5 million was related to employee benefits, partially offset by a gain of $14 million related to the early settlement of contractual obligations. This restructuring expense consisted of $11 million of cash expense and a net noncash expense of $6 million.

We expect to incur additional charges of approximately $39 million at our Pori site through the end of 2024, of which $4 million relates to accelerated depreciation, $30 million relates to plant shut down costs, $3 million relates to other employee costs and $2 million related to the write off of other assets. Future charges consist of $6 million of noncash costs and $33 million of cash costs.

Performance Additives Segment

In August 2018, we implemented a plan to close our Performance Additives manufacturing site in Beltsville, Maryland. As part of the program, we recorded restructuring expense of nil, nil and $2 million for the years ended December 31, 2021, 2020, and 2019 respectively, all of which related to accelerated depreciation. We do not expect to incur any additional charges as part of this program.

In May 2021, we completed the sale of our water treatment business for approximately $6 million in cash. We recorded a loss on disposal of $2 million, which is included in Other income in our statements of operations.

Accrued Restructuring Costs

As of December 31, 2021, 2020 and 2019, current and non-current accrued restructuring costs by type of cost and initiative consisted of the following:

	Workforce reductions(1)	Other restructuring costs	Total(2)
Accrued restructuring costs as of January 1, 2019	$32	$—	$32
2019 charges for 2018 and prior initiatives	7	13	20
2019 charges for 2019 initiatives	5	—	5
2019 payments for 2018 and prior initiatives	(24)	(12)	(36)
2019 payments for 2019 initiatives	(5)	—	(5)
Accrued restructuring costs as of December 31, 2019	$15	$1	$16
2020 adjustments for 2019 and prior initiatives	(1)	(1)	(2)
2020 charges for 2019 and prior initiatives	5	10	15
2020 charges for 2020 initiatives	9	1	10
2020 payments for 2019 and prior initiatives	(11)	(9)	(20)
2020 payments for 2020 initiatives	—	(1)	(1)
Foreign currency effect on liability balance	1	$—	$1
Accrued restructuring costs as of December 31, 2020	$18	$1	$19
2021 charges for 2020 and prior initiatives	12	10	22
2021 payments for 2020 and prior initiatives	(7)	(10)	(17)
Foreign currency effect on liability balance	(1)	(1)	(2)
Accrued restructuring costs as of December 31, 2021	$22	$—	$22

(1)The total workforce reduction reserves of $22 million at December 31, 2021 relate to the termination of 148 positions, of which 25 positions had been terminated but not yet paid as of December 31, 2021.
(2)Accrued liabilities remaining at December 31, 2021 and 2020 by year of initiatives were as follows:

	December 31,
	2021	2020
2019 initiatives and prior	$8	$9
2020 initiatives	14	10
Total	$22	$19

Details with respect to our reserves for restructuring are provided below by segment and initiative:

	Titanium Dioxide	Performance Additives	Total
Accrued restructuring costs as of January 1, 2019	$32	$—	$32
2019 charges for 2018 and prior initiatives	20	—	20
2019 charges for 2019 initiatives	5	—	5
2019 payments for 2018 and prior initiatives	(36)	—	(36)
2019 payments for 2019 initiatives	(5)	—	(5)
Accrued restructuring costs as of December 31, 2019	$16	$—	$16
2020 adjustments for 2019 and prior initiatives	(2)	—	(2)
2020 charges for 2019 and prior initiatives	14	1	15
2020 charges for 2020 initiatives	9	1	10
2020 payments for 2019 and prior initiatives	(19)	(1)	(20)
2020 payments for 2020 initiatives	(1)	—	(1)
Accrued restructuring costs as of December 31, 2020	$18	$1	$19
2021 charges for 2020 and prior initiatives	21	1	22
2021 payments for 2020 and prior initiatives	(16)	(1)	(17)
Foreign currency effect on liability balance	(2)	—	(2)
Accrued restructuring costs as of December 31, 2021	$21	$1	$22
Current portion of restructuring reserves	$14	$1	$15
Long-term portion of restructuring reserve	$7	$—	$7

Restructuring, Impairment and Plant Closing and Transition Costs

Details with respect to restructuring, impairment and plant closing and transition costs for the years ended December 31, 2021, 2020 and 2019 are provided below:

	2021	2020	2019
Cash restructuring charges	$21	$25	$25
Other plant closure costs	42	—	—
Early Settlement of contractual obligations	—	—	(14)
Accelerated depreciation	5	32	22
Impairment of assets	—	3	—
Adjustments to restructuring plans initiated prior to 2019	—	(2)	—
Total Restructuring, Impairment of Plant Closing and Transition Costs	$68	$58	$33